UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05235

Nuveen California Municipal Value Fund, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NCA
Nuveen California Municipal Value Fund, Inc.
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.3% (93.9% of Total Investments)
	MUNICIPAL BONDS – 94.3% (93.9% of Total Investments)
	Consumer Staples – 5.5% (5.5% of Total Investments)
$ 3,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Refunding Series 2006, 5.250%, 6/01/46	8/18 at 100.00	CCC	$2,999,940
2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41	12/18 at 100.00	B2	2,018,640
60	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	8/18 at 100.00	A	60,150
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	3,674,601
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,485	5.000%, 6/01/33	7/18 at 100.00	B+	2,497,425
175	5.125%, 6/01/47	8/18 at 100.00	B-	175,005
3,895	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/41	8/18 at 100.00	N/R	1,074,631
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	8/18 at 100.00	B-	3,504,690
18,685	Total Consumer Staples			16,005,082
	Education and Civic Organizations – 1.2% (1.2% of Total Investments)
450	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	514,922
185	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	200,684
1,165	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	1,277,830
690	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	729,765
700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	765,044
3,190	Total Education and Civic Organizations			3,488,245
	Health Care – 8.4% (8.3% of Total Investments)
285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	322,822
1,950	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	2,239,068

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,350	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	$2,723,627
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2018A, 5.000%, 11/15/48	11/27 at 100.00	AA-	1,158,990
555	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	616,000
350	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	399,126
690	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	771,047
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	AA	609,403
670	5.250%, 8/15/41	8/21 at 100.00	AA	719,627
100	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	111,327
400	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/47	11/26 at 100.00	BBB-	440,488
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,390	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	2,555,484
2,625	5.250%, 12/01/56, 144A	6/26 at 100.00	BB+	2,847,547
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	2,865,896
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,003,460
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	AA-	2,899,348
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	1,965,950
22,010	Total Health Care			24,249,210
	Housing/Multifamily – 0.8% (0.8% of Total Investments)
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,148,086
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
65	5.250%, 8/15/39	8/24 at 100.00	BBB+	71,513
175	5.250%, 8/15/49	8/24 at 100.00	BBB+	191,308
915	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/18 at 100.00	N/R	916,354
2,215	Total Housing/Multifamily			2,327,261

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 21.8% (21.7% of Total Investments)
$ 1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013, 5.000%, 2/01/29	2/23 at 100.00	AA-	$1,128,980
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/31	8/24 at 100.00	AA-	1,156,050
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/34	8/25 at 100.00	AA-	3,473,790
	California State, General Obligation Bonds, Various Purpose Series 2009:
1,615	6.000%, 4/01/38	4/19 at 100.00	AA-	1,672,284
1,000	6.000%, 11/01/39	11/19 at 100.00	AA-	1,060,290
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA-	2,125,560
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 4/01/37	4/23 at 100.00	AA-	2,795,600
2,500	5.000%, 2/01/43	2/23 at 100.00	AA-	2,778,950
2,240	5.000%, 11/01/43	11/23 at 100.00	AA-	2,527,639
	California State, General Obligation Bonds, Various Purpose Series 2014:
5,000	5.000%, 5/01/32	5/24 at 100.00	AA-	5,741,700
1,970	5.000%, 10/01/39	10/24 at 100.00	AA-	2,255,177
2,000	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	AA-	2,302,640
4,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,594,360
290	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured	8/20 at 13.60	AA	37,462
4,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	4,702,880
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 9/01/41 (4)	9/36 at 100.00	Aaa	10,422,331
19,860	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (4)	No Opt. Call	Aa2	14,217,973
65,850	Total Tax Obligation/General			62,993,666
	Tax Obligation/Limited – 12.9% (12.8% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment Project Area, Series 2007, 5.375%, 6/01/27	8/18 at 100.00	BBB+	1,000,160
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	8/18 at 100.00	AA	3,008,430
1,000	5.625%, 10/01/33 – RAAI Insured	8/18 at 100.00	AA	1,003,160
1,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33	9/23 at 100.00	A+	1,707,735
1,250	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	1,409,487

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012G, 5.000%, 11/01/37	11/22 at 100.00	A+	$3,321,720
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	8/18 at 100.00	A	1,005,533
750	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27	No Opt. Call	A	759,270
3,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	3,518,910
1,150	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/39	7/27 at 100.00	AA+	1,347,467
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA	3,855,174
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	157,850
155	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	172,402
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
945	5.250%, 9/01/30	9/23 at 100.00	N/R	1,040,152
860	5.750%, 9/01/39	9/23 at 100.00	N/R	951,452
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	91,106
3,400	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2017A, 5.000%, 6/01/38	6/27 at 100.00	AA+	4,035,528
50	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	54,625
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	1,097,520
170	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	185,089
5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	A	5,699,300
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	123,448
100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	100,631
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,081,760
375	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds, Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20	9/18 at 100.00	N/R	375,480
33,560	Total Tax Obligation/Limited			37,103,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 16.8% (16.8% of Total Investments)
$ 1,820	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	Baa3	$2,135,497
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,945	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	2,136,116
4,010	5.750%, 1/15/46	1/24 at 100.00	BBB-	4,573,485
4,010	6.000%, 1/15/53	1/24 at 100.00	BBB-	4,665,394
5,665	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41 (Alternative Minimum Tax)	5/25 at 100.00	AA	6,329,221
3,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C, 5.000%, 8/01/44	8/24 at 100.00	AA	3,367,230
165	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)	8/18 at 100.00	N/R	164,112
1,210	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29 (Alternative Minimum Tax)	5/22 at 100.00	A+	1,322,409
11,750	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	13,491,233
9,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	10,458,810
42,575	Total Transportation			48,643,507
	U.S. Guaranteed – 11.5% (11.4% of Total Investments) (5)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA-	4,034,600
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	1,093,910
985	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	1,071,375
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	1,055,800
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	2,135,620
885	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38 (Pre-refunded 4/01/19)	4/19 at 100.00	AAA	918,409
1,175	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	1,269,024
2,210	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47 (Pre-refunded 7/05/18)	7/18 at 100.00	B3	2,221,050
	Irvine Unified School District Financing Authority, Orange County, California, Special Tax Bonds, Group II, Series 2006A:
90	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	90,783
210	5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	211,890

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	$788,153
370	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	423,683
5,710	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 (Pre-refunded 8/01/20) – AGM Insured	8/20 at 13.60	AA	748,867
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	3,150,386
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB-	3,199,512
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	1,143,763
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	495,070
8,690	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+	7,218,870
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	73,512
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	73,933
80	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	90,994
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Election 2007 Series 2010B, 5.500%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3	1,328,857
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	217,926
38,205	Total U.S. Guaranteed			33,055,987
	Utilities – 7.7% (7.7% of Total Investments)
1,715	California Statewide Communities Development Authority, Certificates of Participation, Rio Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18	8/18 at 100.00	N/R	1,714,794
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	2,304,702
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A, 5.000%, 7/01/40	1/26 at 100.00	AA	1,154,370
420	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	AA	487,641
3,605	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	AA	4,190,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 10,520	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/42	7/27 at 100.00	AA	$ 12,390,877
19,060	Total Utilities			22,243,269
	Water and Sewer – 7.7% (7.7% of Total Investments)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	1,470,452
2,675	5.000%, 11/21/45 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	2,853,315
1,150	Eastern Municipal Water District, California, Water and Wastewater Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/45	7/26 at 100.00	AA+	1,326,307
2,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	2,323,340
7,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/21 at 100.00	AA+	8,029,000
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
2,335	5.000%, 8/01/32	8/26 at 100.00	Aa3	2,765,224
3,000	5.000%, 8/01/37	8/26 at 100.00	Aa3	3,502,110
19,535	Total Water and Sewer			22,269,748
$ 264,885	Total Long-Term Investments (cost $247,967,632)			272,379,364

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 6.1% (6.1% of Total Investments)
	MUNICIPAL BONDS – 6.1% (6.1% of Total Investments)
	Health Care – 4.7% (4.7% of Total Investments)
$ 4,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Variable Rate Demand Obligations, Series 2011C, 0.870%, 3/01/47 (6)	8/18 at 100.00	A-1	$4,000,000
4,670	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Variable Rate Demand Obligations, Series 2008A, 0.950%, 4/01/32 (6)	8/18 at 100.00	A-1+	4,670,000
5,000	California Statewide Communities Development Authority, Revenue Bonds, SWEEP Loan Program, Variable Rate Demand Obligations, Variable Rate Demand Series 2007A, 0.930%, 8/01/35 (6)	9/18 at 100.00	A-1+	5,000,000
13,670	Total Health Care			13,670,000
	Water and Sewer – 1.4% (1.4% of Total Investments)
4,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Variable Rate Demand Obligations, Refunding Variable Rate Demand Series 2016B-2, 0.450%, 7/01/37 (6)	8/18 at 100.00	A-1	4,000,000
$ 17,670	Total Short-Term Investments (cost $17,670,000)			17,670,000
	Total Investments (cost $265,637,632) – 100.4%			290,049,364
	Other Assets Less Liabilities – (0.4)%			(1,204,309)
	Net Asset Applicable to Common Shares – 100%			$ 288,845,055

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$272,379,364	$ —	$272,379,364
Short-Term Investments:
Municipal Bonds	—	17,670,000	—	17,670,000
Total	$ —	$290,049,364	$ —	$290,049,364
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$265,682,350
Gross unrealized:
Appreciation	$ 24,587,184
Depreciation	(220,170)
Net unrealized appreciation (depreciation) of investments	$ 24,367,014

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018